Registration No. 333-129337
1940 Act File No. 811-21827
Rule 497(e)

ZIEGLER EXCHANGE TRADED TRUST
________________________________________

Supplement Dated November 4, 2008
To
Prospectus Dated March 1, 2008

Resignation of the Trust’s President and One of Its Portfolio Managers

Mr. Brian K. Andrew, the President for the Ziegler Exchange Traded Trust (the “ETF”), announced that effective October 31, 2008, he is resigning from his positions with the ETF and with Ziegler Capital Management, LLC and its parent company to pursue other interests.

Effective October 31, 2008, the Board of Trustees appointed Ms. Elizabeth A. Watkins, currently the ETF’s Chief Compliance Officer, to serve as Interim President of the Funds. Also effective as of October 31, 2008, the Board appointed Mr. Zachary Shannon to serve as the ETF’s Chief Compliance Officer.

The ETF will continue to be managed by Donald J. Nesbitt and Mikhail I. Alkhazov.

Registration No. 333-129337
1940 Act File No. 811-21827
Rule 497(e)

ZIEGLER EXCHANGE TRADED TRUST
________________________________________

Supplement Dated November 4, 2008
To
Statement of Additional Information Dated March 1, 2008

Resignation of the Trust’s President and One of Its Portfolio Managers

Mr. Brian K. Andrew, the President for the Ziegler Exchange Traded Trust (the “ETF”), announced that effective October 31, 2008, he is resigning from his positions with the ETF and with Ziegler Capital Management, LLC and its parent company to pursue other interests.

Effective October 31, 2008, the Board of Trustees appointed Ms. Elizabeth A. Watkins, currently the ETF’s Chief Compliance Officer, to serve as Interim President of the Funds. Also effective as of October 31, 2008, the Board appointed Mr. Zachary Shannon to serve as the ETF’s Chief Compliance Officer. Certain information about Mr. Shannon is presented below.

Name, Address & Birthdate	Position(s) Held with North Track	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships/ Trusteeships Held by Director
Zachary Shannon 200 South Wacker Drive Suite 2000 Chicago, IL 60606 Birthdate: January 28, 1975	Chief Compliance Officer	Since 2008	Compliance Officer, Ziegler Capital Management, 2007-2008; Compliance Officer, Raymond James, 2005-2007; Compliance Officer, eFloorTrade, LLC, 2003-2005.	N/A

The ETF’s portfolio will continue to be managed by Donald J. Nesbitt and Mikhail I. Alkhazov.